Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Current [Line Items]
Loans receivable - current	$ 27	$ 3,394
Less: Allowance for loans receivable - current	(27)	(3,394)	(3,437)	(5,057)
Deferred income tax assets - current, net (Note 25)	0	0
Other	325	293
Other current assets	$ 325	$ 293